Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Parenthetical) (Detail) - Mizuho Financial Group, Inc. - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Short-term Debt [Line Items]
Commercial paper	¥ 2,138,133	¥ 1,165,988
Short-term notes	¥ 567,000	¥ 476,000